OTHER INTANGIBLE ASSETS, NET (Details 1) $ in Thousands	Dec. 31, 2017 USD ($)
Finite-Lived Intangible Assets [Line Items]
2018	$ 487
2019	399
2020	368
2021	343
2022 and after	338
Amortized cost	$ 1,935